Significant Accounting Policies (Details) - Schedule of customer concentration risk	6 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Customer A [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage	34.10%		13.70%
Customer B [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage	10.00%		0.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage	5.40%	14.11%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage	6.80%	0.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage	20.00%	19.94%